Income Tax/Deferred Tax - Summary of Accumulated Taxable Net Earnings (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	$ 2,400,705,418	$ 1,283,806,446	$ 482,538,989
Income Tax Slab Rate One
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Will pay Ps	$ 0	$ 0
Plus %	25.00%	25.00%
Income Tax Slab Rate Two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Will pay Ps	$ 8,676	$ 3,575
Plus %	30.00%	30.00%
Income Tax Slab Rate Three
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Will pay Ps	$ 102,375	$ 42,189
Plus %	35.00%	35.00%
New Graduated Income Tax Rate Structure | Income Tax Slab Rate One
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	$ 0	$ 0
New Graduated Income Tax Rate Structure | Income Tax Slab Rate One | Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	0	0
New Graduated Income Tax Rate Structure | Income Tax Slab Rate One | Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	34,704	14,301
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	34,704	14,301
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Two | Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	34,704	14,301
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Two | Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	347,035	143,012
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Three
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	347,035	143,012
New Graduated Income Tax Rate Structure | Income Tax Slab Rate Three | Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated taxable net earnings	$ 347,035	$ 143,012